IMPAIRMENT TESTING (Details textuals 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Historical average spot freight rates	10-year
LR2
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	$ 17,216	$ 20,176	$ 21,975
LR1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	16,445	17,124	18,900
MR
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	15,794	15,118	16,948
Handysize
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	$ 14,416	$ 15,203	$ 17,868